As filed with the Securities and Exchange Commission on November 23, 2021

File No. 333-258234

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 2	[X]
(Check appropriate box or boxes)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number: (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, no par value, of Franklin Federal Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- CONTENTS ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A – Joint Proxy Statement/Prospectus

4.  Part B - Statement of Additional Information

5.  Part C - Other Information

6.  Signatures

7.  Exhibits

PART A

Part A, the definitive Joint Proxy Statement/Prospectus dated September 1, 2021, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended, (Accession No. 0001680359-21-000190) on September 3, 2021, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated September 1, 2021, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0001680359-21-000190) on September 3, 2021, and is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) Copies of the charter of the Registrant as now in effect;

(a)
Agreement and Declaration of Trust of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust, dated May 18, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Certificate of Trust of Franklin Federal Tax-Free Income Fund dated October 18, 2006
Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 27, 2007

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)
Amended and Restated By-Laws of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 18, 2018
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Certificate of Amendment of By-Laws of Franklin Federal Tax-Free Income Fund, approving the creation of Co-Secretaries dated January 17, 2019
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2019

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Agreement and Plan of Reorganization among the Registrant and Franklin Tax-Free Trust on behalf of Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, and Franklin Municipal Securities Trust on behalf of Franklin Tennessee Municipal Bond Fund, dated July 14, 2021 is attached as Exhibit A to the Prospectus/Proxy Statement
Filing: Registration Statement on Form N-14
File No. 333-258234
Filing Date: September 3, 2021

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Articles III (Shares), V (Shareholders’ Voting Powers and Meetings), VI (Net Asset Value; Distributions; Redemptions; Transfers), VIII (Certain Transactions)-Section 4, IX (Amendments), and X (Miscellaneous)-Section 4 of Amended and Restated Agreement and Declaration of Trust of the Registrant
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Articles II (Meetings of Shareholders), VI (Records and Reports)-Sections 1, 2 and 3, VII (General Matters)-Sections 3, 4, 6,and 7 and VIII (Amendments)-Section 1 of the Amended and Restated By-Laws of the Registrant
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Amended and Restated Investment Management Agreement dated December 29, 2017, between Franklin Federal Tax-Free Income Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Amendment to Investment Management Agreement dated May 13, 2020, between Franklin Federal Tax-Free Income Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a) Form of Distribution Agreement between the Registrant and Franklin Distributors, LLC, dated July 7, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: July 28, 2021

(b)
Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing:  Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2011

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 21, 1997

(b)
Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: June 23, 1998

(c)
Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: December 22, 1998

(d)
Amendment dated January 29, 2021 and to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(e) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 21, 1997

(f)
Amendment dated January 29, 2021 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b−1 between Registrant and Franklin/Templeton Distributors, Inc. dated September 10, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated September 10, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(c)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 27, 2010

(d)
Amendment to Class A, A1 and C Distribution Plans dated May 13, 2020 between the Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(e)
Amended Multiple Class Plan on behalf of Franklin Tax-Free Income Fund dated March 1, 2019
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated July 28, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: July 28, 2021

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, filed herewith

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Subcontract for Fund Administration Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 27, 2012

(b)
Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 002-60470
Filing Date: January 24, 2018

(c)
Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JP Morgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(d)
Amendment to the Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JP Morgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2020

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm dated September 1, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: September 1, 2021

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Power of Attorney dated July 22, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: July 28, 2021

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated August 16, 2021 Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 26, 2021

Item 17. Undertakings

(a)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 23rd day of November 2021.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Registrant)

By:	/s/ Steven J. Gray
Steven J. Gray
Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ SONAL DESAI*	Chief Executive Officer-Investment
Sonal Desai	Management
Dated: November 23, 2021

/s/ MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer – Finance and Administration
Dated: November 23, 2021

/s/ ROBERT G. KUBILIS* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer
Dated: November 23, 2021

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: November 23, 2021

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: November 23, 2021

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: November 23, 2021

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: November 23, 2021

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: November 23, 2021

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: November 23, 2021

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: November 23, 2021

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: November 23, 2021
VALERIE WILLIAMS*	Trustee
Valerie Williams	Dated: November 23, 2021

*By:	/s/ Steven J. Gray Steven J. Gray, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION

EX−99.(12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders